INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Acquired broker-dealer license deemed to have an indefinite life	120,000	—
Crypto assets	3,019,896	705,309
The right to recover the crypto assets	—	—
Total intangible assets, net	$3,139,896	$705,309

Acquired broker-dealer license deemed to have an indefinite life

On May 3, 2023, our US subsidiarity Chaince Securities, Inc., entered into a Purchase and Sale Agreement for the acquisition of a fully licensed broker-dealer (the “broker dealer”), for a $120,000 total price consideration. On November 18, 2024, Chaince Securities, Inc. received approval from the Financial Industry Regulatory Authority (“FINRA”) for the change in ownership of the broker dealer. On December 6, 2024, Chaince Securities, Inc. acquired all the rights and benefits associated with the broker-dealer from the seller. Given the absence of other distinguishable assets and liabilities, the consideration of $120,000 for our acquisition of the broker dealer is solely determined by the fair market value of the broker-dealer license. Given the premise of continuous operation, the broker-dealer license is not subject to a limit on its operating period. Therefore, we classify it as an intangible asset with indefinite useful life.

Our acquired broker-dealer license is measured at cost minus impairment loss. We estimated the fair values of the acquired broker dealer license, and no impairment loss was recognized for the year ended December 31, 2024.

Crypto assets

Crypto assets consist of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Filecoin (i)	3,019,896	705,309
Total crypto assets	$3,019,896	$705,309

(i)

As of December 31, 2024, the Company held 628,882.88 Filecoins with the carrying amount of $3,019,896, of which 104646.58 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 274,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, about 150,000 Filecoins were borrowed from HDP Capital Management Limited to meet the pledge needs for Filecoin mining business, and 204,173.88 Filecoins came from the Filecoin physical mining business. Out of the 628,882.88 Filecoins, approximately 425,396 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

As of December 31, 2023, the Company held 247,811.36 Filecoins with the carrying amount of $705,309, of which 104646.58 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 78,709 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, and 64,455.78 Filecoins came from the Filecoin physical mining business. Out of the 247,811.36 Filecoins, approximately 139,281 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The movement of the crypto assets for the year ended December 31, 2024, 2023 and 2022 is as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$ (as restated)
Balance as of January 1, 2024, 2023 and 2022	705,309	288,419	7,277,717
Received crypto assets payments (i)	—	—	315,028
Purchase or borrowing (ii)	1,572,944	434,238	—
Mining out (iii)	513,405	285,928	327,605
Disposal of crypto assets (iv)	—	—	(998,902)
Impairment loss (v)		(303,276)	(817,609)
Gain/loss on market price changes (v)	(218,094)	—	—
Crypto assets out of control reclassified to the right to recover the crypto assets (vi)	—	—	(5,815,420)
Cumulative effect upon adoption of ASU 2023-08 (v)	763,072	—	—
Others (vii)	(316,740)	—	—
Balance as of December 31, 2024, 2023 and 2022	3,019,896	705,309	288,419

(i)	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.

(ii)

During 2024, about 346,000 Filecoins with the fair value of $1,572,944 were borrowed from Huangtong International Co., Ltd. and HDP Capital Management Limited, to meet the pledge needs for Filecoin mining business.

During 2023, about 79,780 Filecoins with the book value of $434,238 were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business.

(iii)

During 2024, the Company mined out 98,111.37 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $513,405 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

From January 1 to February 16 in 2022, the Company mined out 7.86772699 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $327,257. In December 2022, the Company mined out 115.49 Filecoins from the Filecoin physical mining business, the fair market at the date the Filecoins were mined out was $348.

(iv)	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

(v)

Effective January 1, 2024, the Company adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires crypto assets to be measured at fair value for each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Company recognized the cumulative effect of initially applying ASU 2023-08 of $763,072 increase, as an adjustment to the opening balance of retained earnings. The Company totally recognized the loss on market price of crypto assets of $209,527 for the year ended December 31, 2024.

Prior to the adoption of ASU 2023-08, crypto assets held were accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment had occurred, the Company considered the intraday lowest quoted price of one unit of crypto asset since acquiring the crypto asset. If the then current carrying value of the unit of crypto assets exceeded the fair value so determined, an impairment loss has occurred with respect to those units of crypto assets in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of impairment losses was not permitted. We estimated the fair values of the cryptocurrencies based on the lowest transaction price on the Coinbase platform every day and totally recognized $303,276 impairment loss for the year ended December 31, 2023. We estimated the fair values of the crypto assets based on the intraday low price every day and recognized $790,652 impairment loss for the year ended June 30, 2022, including $784,788 impairment loss of Bitcoins for the period from January 1, 2022 to February 16, 2022 (when the Bitcoins still under the Company’s control), and $5,864 impairment loss of Tether USDs.

(vi)

On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.

(vii)

Other movements of the crypto assets for the year ended December 31, 2024 include: a) Filecoins with the fair value of $293,510 transferred to external personnel to help the Company deposit Filecoins into the new node accounts to meet the staking requirements for mining, to achieve a higher efficiency; b) Gas cost of $23,295 consumed by Filecoin transfer; c) Transfer income of $65 from Filecoin node account testing.

The right to recover the crypto assets

On February16, 2022, the former acting Chief Financial Officer Wei Zhu, who was also the Company’s former Co-Chief Executive Officer, and a former member and Co-Chairperson of the Board, was taken away from the Company’s office in Shenzhen, China for personal reasons to cooperate with the investigation from Sheyang County Public Security Bureau, Yancheng City, Jiangsu Province, People’s Republic of China. At the same time, Sheyang County Public Security Bureau forcibly removed the safe belonging to the Company that stored the digital asset hardware cold wallet, and forcibly destroyed the safe and seized the crypto asset hardware cold wallet and all crypto assets stored in it, and we verified that 95.23843 Bitcoins and 2005537.5 USD Coins with a book value as of December 31, 2022 of $3,469,762 stored in the out-of-control wallet had been transferred to another unknown wallet.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The deposit status of the Bitcoins and USD Coins that are outside of the Company’s control on December 31, 2024 are as follows:

		The portion that was still stored in the hardware cold as of December 31, 2024	The portion that that are forwarded to unknown addresses as of December 31, 2024
Crypto assets	Quantities	Quantities	Quantities

Bitcoins	125.8584797	30.62004	95.23843
USD Coins	2005537.50	—	2005537.5

Although we are still trying to restore the company’s control over these out-of-control assets through a series of legal means, we cannot estimate whether positive results will be achieved and how long the time required. In order to eliminate the uncertainty caused by this incident to the Company’s consolidated financial statements, we had made impairment provisions for all these out-of-control crypto assets in our consolidated financial statements as of December 31, 2023. As of December 31, 2023 and 2024, the consolidated financial statements presented a net zero balance for the out-of-control crypto assets.

The movement of the right to recover the crypto assets for the year ended December 31, 2024, 2023 and 2022 is as follows:

	For the year ended December 31,
	2024	2023	2022
		US$	US$ (as restated)
Balance as of January 1, 2024, 2023 and 2022	—	3,944,809	—
Crypto assets out of control reclassified to the right to recover the crypto assets (i)	—	—	5,815,420
Mining out (ii)	—	—	455,833
Impairment (iii)	—	(3,944,809)	(2,326,444)
Balance as of December 31, 2024, 2023 and 2022	—	—	3,944,809

(i)	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.

(ii)	From February 17 to April 30 in 2022, the Company mined out 10.99718523 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $455,833. Although the wallet that received these mining generated Bitcoins was already in a state of loss of control on February 16, 2022, the Company failed to respond quickly to the Wei Zhu incident, resulting in the Bitcoins produced during the mining period from February 17 to April 30, 2022 being also in a state of loss of control upon acquisition.

(iii)	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

As of April 25, 2023, we had not been able to communicate effectively with the Sheyang County Public Security Bureau. The Sheyang County Public Security Bureau did not provide a written response to the appeal materials submitted by the Company in accordance with regulations. We had not been informed of any information that may prevent the Company from recovering these crypto assets out of control. Therefore, in our consolidated financial statements as of December 31, 2022, we did not recognize any impairment losses related to the loss of control over these crypto assets.

We estimated the fair values of the crypto assets based on the intraday low price every day and no impairment loss of the right to recover the crypto assets was recognized for the year ended December 31, 2023.

We estimated the fair values of the crypto assets based on the intraday low price every day and recognized $2,326,444 impairment loss for the year ended December 31, 2022, all of which came from the impairment loss of Bitcoins for the period from February 17 to December 31 in 2022.